Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Reorganization [Abstract]
Schedule of Organization and Reorganization

Following the disposal, as of December 31, 2025, the Group expanded its business through its PRC subsidiaries to include the procurement and sales of electronic equipment, diversifying its revenue streams beyond its core automotive digital marketing and technology services.

		Percentage of
	Place and year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
New TuanChe New York Inc. (US)	New York, USA 2024	100	Investment holding
New TuanChe Colorado Inc. (US)	Colorado, USA 2025	100	Investment holding
New TuanChe PTE. LTD. (Singapore)	Singapore 2025	100	Investment holding
New TuanChe Hong Kong Limited (HK)	Hong Kong, PRC 2024	100	Investment holding
Shenzhen Feixingjia Information Technology Co., Ltd.	Shenzhen, PRC 2024	100	Electronic equipment trading,technical support and consulting services
Beijing Feixingjia Information Technology Co.,Ltd.	Beijing, PRC 2025	100	Electronic equipment trading,technical support and consulting services
Changsha Feixingjia Information Technology Co., Ltd.	Changsha, PRC 2025	100	Technical support and consulting services

Schedule of Financial Information of the Group’s VIEs

The following combined financial information of the Group’s VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 were included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Current assets of discontinued operations	136,499	—
Non-current assets of discontinued operations	6,096	—
Total assets of discontinued operations	142,595	—
Total liabilities of discontinued operations	290,300	—

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues from discontinued operations	68,167	50,152	20,339
Net loss from discontinued operations	(418)	(12,352)	(13,318)

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Discontinued operations:
Net cash (used in)/ generated from operating activities	(15,357)	(22,167)	473
Net cash generated from investing activities	—	—	—
Net cash generated from/ (used in) financing activities	13,172	19,358	(1,450)